Expense Example {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-15 - Fidelity Advisor® Value Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Value Fund-Class A
Expense Example:
1 year	$ 685
3 years	919
5 years	1,172
10 years	1,892
Fidelity Advisor Value Fund-Class M
Expense Example:
1 year	488
3 years	778
5 years	1,089
10 years	1,971
Fidelity Advisor Value Fund-Class C
Expense Example:
1 year	293
3 years	602
5 years	1,038
10 years	2,048
Fidelity Advisor Value Fund - Class I
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	1,084
Fidelity Advisor Value Fund-Class Z
Expense Example:
1 year	77
3 years	241
5 years	421
10 years	$ 941